Income Taxes (Composition of taxes on income from continuing operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 125	$ 185
Income tax expense (recovery)	61	69
Supplemental Tax Information [Abstract]
Income before provision for income taxes	771	816
Canada
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	(19)	3
Deferred income taxes	45	11
Operating loss carry forwards	(48)	(33)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	98	127	$ 127
United States
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	(46)	(121)
Deferred income taxes	137	215
Investment tax credits	(9)	(4)
Operating loss carry forwards	0	0
Revaluation of US non-regulated deferred income taxes due to tax reform	0	0
Supplemental Tax Information [Abstract]
Income before provision for income taxes	682	646	646
Other
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	1	2
Deferred income taxes	0	(4)
Operating loss carry forwards	0	0
Supplemental Tax Information [Abstract]
Income before provision for income taxes	$ (9)	$ 43	$ 43